Derivatives - Fair value derivative financial instruments (Details) € in Thousands	Sep. 30, 2022 EUR (€)
Financial assets.
Foreign currency forwards	€ 66
Financial liabilities
Foreign currency option	3,132
Level II
Financial assets.
Foreign currency forwards	66
Financial liabilities
Foreign currency option	€ 3,132